RELATED PARTY BALANCES AND TRANSACTIONS (Details Narrative) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Related Party Transaction [Line Items]
Accounts receivable, related parties	$ 5,763,509	$ 928,951
Amounts due from related parties	7,026,092	2,807,854
HTL Marketing [Member]
Related Party Transaction [Line Items]
Securities borrowed	50,000,000	50,000,000
Related Party [Member]
Related Party Transaction [Line Items]
Accounts receivable, gross	4,189,728	10,829,065
Accounts payable, gross	0	83,709
Amounts due from related parties, gross	15,973,753	9,753,843
Accounts receivable, gross		478,872
Accounts receivable, related parties	5,763,509	928,951
Accounts payable, related parties	74,890,989	72,724,799
Amounts due from related parties	7,026,092	2,807,854
Amounts due to related parties		$ 292,753